UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: November 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

FORM N-Q

NOVEMBER 30, 2016

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.9%
Education - 4.9%
California School Finance Authority, School Facilities Revenue, KIPP LA Project	5.000%	7/1/45	$1,650,000	$1,747,812	(a)
California State Infrastructure & Economic Development Bank Revenue, Academy of Motion Picture Arts & Project	5.000%	11/1/41	4,500,000	5,087,430
California State MFA Revenue, Biola University	5.800%	10/1/28	2,500,000	2,646,275
California State School Finance Authority, Educational Facilities Revenue, New Designs Charter School	5.250%	6/1/32	4,000,000	4,011,320
California State University Revenue, Systemwide	5.000%	11/1/45	5,000,000	5,549,950
University of California, CA, Revenue	4.000%	5/15/46	10,000,000	9,812,900

Total Education				28,855,687

Health Care - 10.1%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
Sharp Healthcare	6.250%	8/1/39	7,500,000	8,316,000
Sharp Healthcare	5.000%	8/1/43	5,000,000	5,541,800
California State Health Facilities Financing Authority Revenue:
Lucile Packard Stanford Hospital	5.000%	8/15/55	2,000,000	2,186,200
Stanford Hospital & Clinics	5.250%	11/15/40	7,500,000	8,449,875
Stanford Hospital & Clinics	5.000%	8/15/51	10,000,000	10,853,900	(i)
California Statewide CDA Revenue:
899 Charleston Project	5.000%	11/1/29	1,635,000	1,739,117
Catholic Healthcare West	5.500%	7/1/30	4,820,000	4,932,740
Catholic Healthcare West	5.625%	7/1/35	6,000,000	6,312,900
Health Facility, Los Angeles Jewish Home for the Aging, CMI	5.000%	11/15/37	6,035,000	6,319,671
University of California, CA, Regents Medical Center Pooled Revenue	5.000%	5/15/47	4,000,000	4,311,960

Total Health Care				58,964,163

Housing - 1.9%
California Statewide CDA, Student Housing Revenue:
CHF Irvine LLC	5.000%	5/15/30	1,500,000	1,652,550
CHF Irvine LLC	5.000%	5/15/32	1,000,000	1,095,160
CHF Irvine LLC	5.000%	5/15/33	1,500,000	1,636,470
CHF Irvine LLC	5.000%	5/15/34	1,000,000	1,086,390
CHF Irvine LLC	5.000%	5/15/35	1,000,000	1,084,540
CHF Irvine LLC	5.000%	5/15/40	2,750,000	2,900,232
Provident Group-Pomona Properties LLC	5.750%	1/15/45	1,475,000	1,593,723

Total Housing				11,049,065

Industrial Revenue - 12.9%
Chula Vista, CA, IDR, San Diego Gas & Electric Co.	5.875%	2/15/34	16,610,000	18,310,033
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/24	10,000,000	11,261,200
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/29	2,500,000	2,815,350
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.500%	11/15/37	10,970,000	12,758,549
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	15,000,000	19,362,150
Southern California Public Power Authority, Natural Gas Project Revenue, Project No. 1	5.000%	11/1/33	4,410,000	4,833,801
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.625%	10/1/29	6,000,000	6,091,500

Total Industrial Revenue				75,432,583

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Leasing - 6.7%
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/39	$5,500,000	$5,989,005
Lower Tule River, CA, Irrigation District Revenue, COP	5.000%	8/1/40	6,000,000	6,492,300
Modesto, CA, Irrigation District, COP, Capital Improvements	5.750%	10/1/34	15,000,000	16,276,800
San Diego, CA, Public Facilities Financing Authority, Lease Revenue, Capital Improvement Project	5.000%	10/15/44	8,000,000	8,716,160
Santa Ana, CA, Financing Authority Revenue, Police Administration & Holding Facility, NATL	6.250%	7/1/24	1,440,000	1,704,744

Total Leasing				39,179,009

Local General Obligation - 3.0%
Hartnell, CA, Community College District, GO:
CAB	0.000%	8/1/35	2,000,000	876,720
CAB	0.000%	8/1/36	2,000,000	821,260
CAB	0.000%	8/1/37	1,000,000	388,500
San Diego, CA, USD, GO:
CAB	0.000%	7/1/34	5,000,000	2,604,600
CAB	0.000%	7/1/35	5,000,000	2,474,750
CAB	0.000%	7/1/36	6,500,000	3,061,500
CAB	0.000%	7/1/37	5,850,000	2,621,678
CAB	0.000%	7/1/38	5,000,000	2,106,800
CAB	0.000%	7/1/39	5,855,000	2,354,881

Total Local General Obligation				17,310,689

Other - 1.1%
Lee Lake, CA, Public Financing Authority Revenue, Junior Lien	5.000%	9/1/25	1,100,000	1,207,921
Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, Tax Allocation, NATL	5.000%	2/1/21	5,550,000	5,565,484

Total Other				6,773,405

Power - 5.1%
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/44	8,145,000	9,037,041
Los Angeles, CA, Department of Water & Power Revenue, Power System	5.000%	7/1/46	4,000,000	4,449,680
Northern California Transmission Agency Revenue:
California Oregon Project	5.000%	5/1/36	2,500,000	2,804,650
California Oregon Project	5.000%	5/1/37	3,500,000	3,914,575
California Oregon Project	5.000%	5/1/38	1,750,000	1,951,355
California Oregon Project	5.000%	5/1/39	1,500,000	1,667,505
Santa Clara, CA, Electric Revenue	5.375%	7/1/29	1,555,000	1,762,810
Santa Clara, CA, Electric Revenue	5.000%	7/1/30	3,500,000	3,890,180

Total Power				29,477,796

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - 28.5%
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area	5.000%	4/1/39	$10,000,000	$10,498,200	(b)
California State Health Facilities Financing Authority Revenue, Providence Health & Services	6.500%	10/1/38	3,750,000	4,105,583	(b)
California Statewide CDA Revenue:
Enloe Medical Center, CMI	6.250%	8/15/33	17,475,000	18,938,182	(b)
Methodist Hospital Project, FHA	6.750%	2/1/38	8,930,000	10,138,318	(b)
St. Joseph Health System, NATL	5.125%	7/1/24	5,695,000	6,039,320	(b)
Contra Costa County, CA, Home Mortgage Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized	7.750%	5/1/22	155,000	181,316	(c)(d)
Corona-Norco, CA, USD, GO, AGM	5.500%	8/1/39	5,000,000	5,514,500	(b)
Escondido, CA, Union High School District, COP, NATL	5.000%	9/1/37	15,000	15,447	(b)
Imperial Irrigation District, CA, Electric Revenue	5.125%	11/1/38	1,410,000	1,513,099	(b)
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	6,000,000	6,853,020	(b)
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	4,000,000	4,263,200	(b)
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/39	16,000,000	17,564,800	(b)
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,500,000	6,542,525	(b)
Ontario, CA, Redevelopment Financing Authority Revenue, Ontario Redevelopment Project No. 1, NATL	5.800%	8/1/23	2,670,000	2,910,994	(d)
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	11,433,200	(b)
Redding, CA, Electric System Revenue, COP, Regular Linked SAVRS & RIBS, NATL	6.368%	7/1/22	1,110,000	1,253,035	(d)
Riverside County, CA, Single-Family Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized	7.800%	5/1/21	1,000,000	1,228,680	(c)(d)
Sacramento, CA, Area Flood Control Agency, Special Assessment, Consolidated Capital Assessment District, BHAC	5.625%	10/1/37	10,000,000	10,791,300	(b)
San Bernardino County, CA, COP, Capital Facilities Project	6.875%	8/1/24	2,000,000	2,495,320	(d)
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue:
Senior Lien	0.000%	1/1/18	10,000,000	9,873,600	(d)
Senior Lien	0.000%	1/1/19	20,000,000	19,394,200	(d)
San Marcos, CA, PFA, Public Facilities Revenue	0.000%	1/1/19	4,310,000	4,158,030	(d)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Youth Services Campus	5.000%	7/15/36	2,000,000	2,121,540	(b)
Santa Ana, CA, Financing Authority Revenue, Police Administration & Holding Facility, NATL	6.250%	7/1/24	1,435,000	1,753,871	(d)
Sequoia, CA, Hospital District Revenue	5.375%	8/15/23	1,015,000	1,131,644	(d)
Southern California Water Replenishment District Revenue, COP	6.000%	8/1/38	5,340,000	5,759,724	(b)

Total Pre-Refunded/Escrowed to Maturity				166,472,648

Special Tax Obligation - 5.1%
California State MFA Revenue:
Goodwill Industries Sacramento Valley & Northern Nevada Project	6.625%	1/1/32	1,000,000	1,087,810	(a)
Goodwill Industries Sacramento Valley & Northern Nevada Project	6.875%	1/1/42	2,000,000	2,162,360	(a)
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue	5.000%	9/1/44	1,750,000	1,862,332
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	2,140,000	2,249,825
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.000%	6/1/32	20,000,000	22,133,400

Total Special Tax Obligation				29,495,727

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
State General Obligation - 3.8%
California State, GO	5.000%	9/1/35	$11,100,000	$12,512,364
California State, GO:
Various Purpose	5.000%	9/1/35	5,000,000	5,636,200
Various Purpose	5.000%	9/1/36	3,500,000	3,932,985

Total State General Obligation				22,081,549

Transportation - 9.6%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien	5.000%	10/1/35	6,500,000	6,974,175
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area	1.650%	4/1/24	500,000	507,530	(e)(f)
Long Beach, CA, Marina Revenue	5.000%	5/15/45	2,085,000	2,217,752
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	200,000	217,448
Senior Lien	5.750%	6/1/48	500,000	542,140
Sacramento County, CA, Airport System Revenue, PFC, Grant	6.000%	7/1/35	20,000,000	21,209,400
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.250%	5/1/32	10,000,000	10,875,200
San Jose, CA, Airport Revenue:
AMBAC	5.000%	3/1/33	8,635,000	8,716,514
AMBAC	5.000%	3/1/37	5,000,000	5,046,850

Total Transportation				56,307,009

Water & Sewer - 6.2%
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	10,500,000	10,987,515	(a)(c)
Contra Costa, CA, Water District Revenue	5.000%	10/1/43	2,000,000	2,211,240
Eastern, CA, Municipal Water District Financing Authority, Water & Wastewater Revenue	4.000%	7/1/35	7,000,000	7,094,430
Los Angeles, CA, Department of Water & Power Waterworks Revenue	5.000%	7/1/43	10,000,000	11,073,100
San Diego County, CA, Water Authority Revenue	5.000%	5/1/29	4,320,000	5,037,897

Total Water & Sewer				36,404,182

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $536,114,270)				577,803,512

SHORT-TERM INVESTMENTS - 0.2%
MUNICIPAL BONDS - 0.2%
Housing: Multi-Family - 0.1%
Los Angeles, CA, MFH Revenue, Louisiana Brea Apartments Project, LOC-Citibank N.A.	0.450%	12/1/30	700,000	700,000	(c)(g)(h)

Solid Waste/Resource Recovery - 0.1%
California State PCFA, Solid Waste Disposal Revenue, Recycling Industries Inc. Project, LOC-Comerica Bank	0.710%	11/1/41	260,000	260,000	(c)(g)(h)

Transportation - 0.0%
San Francisco, CA, City & County Airports Commission, International Airport Revenue, LOC-Bank of Tokyo-Mitsubishi UFJ	0.530%	5/1/26	200,000	200,000	(g)(h)

TOTAL MUNICIPAL BONDS (Cost - $1,160,000)				1,160,000

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $33,693)	0.284%	33,693	$33,693

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,193,693)			1,193,693

TOTAL INVESTMENTS - 99.1% (Cost - $537,307,963#)			578,997,205
Other Assets in Excess of Liabilities - 0.9%			5,062,248

TOTAL NET ASSETS - 100.0%			$584,059,453

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(f)	Maturity date shown represents the mandatory tender date.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
RIBS	— Residual Interest Bonds
SAVRS	— Selected Auction Variable Rate Securities
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$577,803,512	—	$577,803,512

Short-Term Investments†:
Municipal Bonds	—	1,160,000	—	1,160,000
Money Market Funds	$33,693	—	—	33,693

Total Short-Term Investments	33,693	1,160,000	—	1,193,693

Total Investments	$33,693	$578,963,512	—	$578,997,205

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$71,513	—	—	$71,513

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At November 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$49,130,712
Gross unrealized depreciation	(7,441,470)

Net unrealized appreciation	$41,689,242

At November 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	92	3/17	$13,989,388	$13,917,875	$(71,513)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 20, 2017

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 20, 2017